UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Stock Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.0%
Spirit AeroSystems Holdings, Inc., Class A(1)	39,200	$2,046,632
United Technologies Corp.	52,355	6,136,006

		$8,182,638

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	26,046	$1,907,088

		$1,907,088

Auto Components — 1.0%
Dana Holding Corp.	124,300	$2,630,188

		$2,630,188

Banks — 5.2%
Bank of America Corp.	169,322	$2,605,865
Citigroup, Inc.	53,011	2,731,127
JPMorgan Chase & Co.	72,470	4,390,233
PNC Financial Services Group, Inc. (The)	45,950	4,284,378

		$14,011,603

Beverages — 1.6%
Constellation Brands, Inc., Class A(1)	37,187	$4,321,501

		$4,321,501

Biotechnology — 3.5%
AMAG Pharmaceuticals, Inc.(1)	62,100	$3,394,386
Biogen, Inc.(1)	3,460	1,460,950
Celgene Corp.(1)	12,000	1,383,360
Gilead Sciences, Inc.(1)	33,593	3,296,481

		$9,535,177

Building Products — 1.1%
Armstrong World Industries, Inc.(1)	50,000	$2,873,500

		$2,873,500

Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	13,412	$2,880,630
Credit Suisse Group AG(1)	100,000	2,690,392
Goldman Sachs Group, Inc. (The)	14,000	2,631,580

		$8,202,602

Chemicals — 0.9%
Monsanto Co.	20,954	$2,358,163

		$2,358,163

Communications Equipment — 1.8%
QUALCOMM, Inc.	68,380	$4,741,469

		$4,741,469

Consumer Finance — 0.9%
Discover Financial Services	45,356	$2,555,810

		$2,555,810

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	123,025	$5,982,706

		$5,982,706

Electric Utilities — 1.7%
NextEra Energy, Inc.	43,296	$4,504,949

		$4,504,949

Security	Shares	Value
Electrical Equipment — 0.7%
Eaton Corp. PLC	27,000	$1,834,380

		$1,834,380

Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc.	30,100	$2,816,156

		$2,816,156

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	40,300	$3,362,632

		$3,362,632

Food & Staples Retailing — 3.0%
CVS Health Corp.	43,800	$4,520,598
Kroger Co. (The)	45,220	3,466,565

		$7,987,163

Food Products — 3.2%
General Mills, Inc.	57,900	$3,277,140
Pinnacle Foods, Inc.	131,300	5,358,353

		$8,635,493

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	53,900	$4,203,661

		$4,203,661

Health Care Providers & Services — 2.6%
Aetna, Inc.	33,600	$3,579,408
Amsurg Corp.(1)	55,600	3,420,512

		$6,999,920

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	25,400	$2,405,380

		$2,405,380

Household Durables — 1.2%
Tempur-Pedic International, Inc.(1)	57,100	$3,296,954

		$3,296,954

Industrial Conglomerates — 2.9%
General Electric Co.	310,100	$7,693,581

		$7,693,581

Insurance — 4.1%
ACE, Ltd.	35,800	$3,991,342
Aflac, Inc.	68,300	4,371,883
Prudential PLC	108,000	2,680,068

		$11,043,293

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	9,059	$3,370,854

		$3,370,854

Internet Software & Services — 4.2%
Facebook, Inc., Class A(1)	42,209	$3,470,213
Google, Inc., Class C(1)	12,786	7,006,728
Twitter, Inc.(1)	16,000	801,280

		$11,278,221

IT Services — 1.7%
Fiserv, Inc.(1)	36,044	$2,861,894
Visa, Inc., Class A	28,332	1,853,196

		$4,715,090

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	19,662	$2,641,393

		$2,641,393

Security	Shares	Value
Machinery — 0.8%
Trinity Industries, Inc.	58,000	$2,059,580

		$2,059,580

Media — 4.4%
CBS Corp., Class B	64,300	$3,898,509
Comcast Corp., Class A	73,443	4,147,326
Walt Disney Co. (The)	37,014	3,882,399

		$11,928,234

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	48,157	$912,575

		$912,575

Multi-Utilities — 1.4%
Sempra Energy	34,467	$3,757,592

		$3,757,592

Multiline Retail — 2.1%
Dollar General Corp.(1)	76,100	$5,736,418

		$5,736,418

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	39,147	$3,241,763
Devon Energy Corp.	39,118	2,359,207
Exxon Mobil Corp.	62,200	5,287,000
Occidental Petroleum Corp.	43,339	3,163,747
Phillips 66	53,500	4,205,100

		$18,256,817

Paper & Forest Products — 1.9%
International Paper Co.	92,559	$5,136,099

		$5,136,099

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	39,600	$2,554,200
Eli Lilly & Co.	48,900	3,552,585
Merck & Co., Inc.	93,701	5,385,933
Teva Pharmaceutical Industries, Ltd. ADR	87,200	5,432,560

		$16,925,278

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	21,783	$3,795,688
Public Storage	19,100	3,765,374

		$7,561,062

Semiconductors & Semiconductor Equipment — 1.9%
Cypress Semiconductor Corp.(1)	276,706	$3,904,322
NXP Semiconductors NV(1)	13,000	1,304,680

		$5,209,002

Software — 5.4%
Mentor Graphics Corp.	113,500	$2,727,405
Microsoft Corp.	152,059	6,181,959
Oracle Corp.	78,134	3,371,482
Tableau Software, Inc., Class A(1)	17,400	1,609,848
Workiva, Inc.(1)	45,000	648,000

		$14,538,694

Specialty Retail — 1.5%
Home Depot, Inc. (The)	35,901	$4,078,712

		$4,078,712

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	76,897	$9,568,294

		$9,568,294

Security	Shares	Value
Tobacco — 1.9%
Reynolds American, Inc.	72,990	$5,029,741

		$5,029,741

Trading Companies & Distributors — 1.2%
W.W. Grainger, Inc.	13,900	$3,277,759

		$3,277,759

Total Common Stocks — 99.3% (identified cost $224,636,539)		$268,067,422

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$6,352	$6,351,623

Total Short-Term Investments (identified cost $6,351,623)		$6,351,623

Total Investments — 101.6% (identified cost $230,988,162)		$274,419,045

Other Assets, Less Liabilities — (1.6)%		$(4,333,878)

Net Assets — 100.0%		$270,085,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $1,058.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,615,340

Gross unrealized appreciation	$44,836,351
Gross unrealized depreciation	(3,032,646)

Net unrealized appreciation	$41,803,705

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$33,446,740	$—		$—	$33,446,740
Consumer Staples	25,973,898	—		—	25,973,898
Energy	21,619,449	—		—	21,619,449
Financials	38,003,910	5,370,460		—	43,374,370
Health Care	40,305,429	—		—	40,305,429
Industrials	27,828,526	—		—	27,828,526
Information Technology	52,866,926	—		—	52,866,926
Materials	8,406,837	—		—	8,406,837
Telecommunication Services	5,982,706	—		—	5,982,706
Utilities	8,262,541	—		—	8,262,541
Total Common Stocks	$262,696,962	$5,370,460	*	$—	$268,067,422
Short-Term Investments	$—	$6,351,623		$—	$6,351,623
Total Investments	$262,696,962	$11,722,083		$—	$274,419,045

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015